EQUITY	12 Months Ended
Sep. 30, 2024
Equity [Abstract]
EQUITY

11. EQUITY

Common stock

The Company has authorized an unlimited number of common shares with no par value. At September 30, 2024 and 2023, the Company had 551,503 common shares issued and outstanding after giving effect to the 4:1 reverse stock split effective October 23, 2023. All issued and outstanding common stock, options, and warrants to purchase common stock and per share amounts contained in the financial statements have been retroactively adjusted to reflect the reverse stock split.

There were no share issuance transactions during the year ended September 30, 2024

During the year ended September 30, 2023, the Company announced a warrant exercise incentive program (the “Program”) whereby the Company amended the exercise prices of 253,966 warrants (the “Eligible Warrants”) from $50.40 per share to $11.44 per share if the holders of the Eligible Warrants exercised the Eligible Warrants before June 30, 2023 (the “Program Period”). In addition to the repricing, the Company offered, to each warrant holder who exercised the Eligible Warrants during the Program Period, the issuance of one additional common share purchase warrant for each warrant exercised during the Program Period (each, an “Incentive Warrant”). Each Incentive Warrant entitles the warrant holder to purchase one common share of the Company for a period of 5 years from the date of issuance, at a price of $18.00 per Share.

On June 30, 2023, the Company issued 68,353 common shares at a price of $11.44 per share from the exercise of the Eligible Warrants pursuant to the Program for gross proceeds of $781,953 (net proceeds of $645,330). In connection with the Program, the Company issued 68,353 Incentive Warrants. The Company also incurred $62,556 and issued 5,470 warrants as a finders’ fee to its investment bank. The finder’s warrants are on the same terms as the Incentive Warrants. The Incentive Warrants and finder’s warrants were valued at $449,005 and $35,919, respectively, using the Black-Scholes option pricing model (assuming a risk-free interest rate of 3.68%, an expected life of 5 years, annualized volatility of 128.81% and a dividend rate of 0%). The repricing of the Eligible Warrants is accounted for as a modification under ASC 815-40-35-14 through 18. The effect of the modification is $544,164, measured as the excess of the fair value of the repriced warrants over the fair value of the original warrants immediately before it was modified and the fair value of the incentive warrants issued as an additional inducement to exercise the warrants. The fair values were measured using the Black-Scholes option pricing model (assuming a risk-free interest rate of 4.21%, an expected life of 3.75 years, annualized volatility of 137.62% and a dividend rate of 0%). The Company recognized a deemed dividend of $543,234 for the fair value of the Incentive Warrants and the portion of inducement related to the equity-classified warrants. The effect of the repricing of the liability-classified warrants was $930 and was recorded in the statement of operations and comprehensive loss. The Company also incurred legal and other expenses of $74,066 in connection with the Program.

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2024 AND 2023

11. EQUITY (cont’d…)

Share-based payments

Stock options

The Company has a stock option plan (the “SOP”) in place under which it is authorized to grant options to executive officers and directors, employees and consultants. Pursuant to the SOP, the Company may issue aggregate stock options totaling up to 10% of the issued and outstanding common stock of the Company. Further, the SOP calls for the exercise price of each option to be equal to the market price of the Company’s stock as calculated on the date of grant. The options can be granted for a maximum term of 10 years and vest at the discretion of the Board of Directors at the time of grant.

Stock option transactions are summarized as follows:

	Number of options	Weighted Average Exercise Price

Balance, September 30, 2022	21,146	$53.04
Cancelled	(833)	42.62

Balance, September 30, 2023	20,313	$54.23
Cancelled	(10,208)	55.24
Balance, September 30, 2024	10,105	$53.21

Exercisable at September 30, 2024	10,105	$53.21

The aggregate intrinsic value of options outstanding and exercisable as of September 30, 2024 was $nil (September 30, 2023 - $nil).

The options outstanding as of September 30, 2024 have exercise prices in the range of $8.88 to $88.80 and a weighted average remaining contractual life of 5.6 years.

During the year ended September 30, 2024, the Company recognized $nil share-based payment expense. During the year ended September 30, 2023, the Company recognized share-based payment expense of $nil and $318, respectively, for the portion of stock options that vested during the year.

As September 30, 2024, the following stock options were outstanding:

Number of Options	Exercise Price	Issuance Date	Expiry Date
3,230	$88.88	December 4, 2017	December 4, 2027
1,250	$8.88	March 16, 2020	March 16, 2030
5,625	$42.62	October 6, 2021	October 6, 2031
10,105

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2024 AND 2023

11. EQUITY (cont’d…)

Share-based payments (cont’d…)

Warrants

Warrant transactions are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price

Balance, September 30, 2022	274,276	$48.48
Exercised	(68,353)	11.44
Granted	73,823	18.00

Balance, September 30, 2023	279,746	$39.79
Granted	401,810	4.08
Cancelled	(500)	4.08
Expired	(4,393)	95.90

Balance, September 30, 2024	676,663	$18.25

As September 30, 2024, the following warrants were outstanding:

Number of Warrants	Exercise Price	Issuance Date	Expiry Date

149,447	$50.40	March 29, 2022	March 29, 2027
73,823	$18.00	June 30, 2023	June 30, 2028
147,000	$4.08	April 16, 2024	April 16, 2029
		(Subsequently cancelled – Note 15)
254,310	$4.08	June 12, 2024	June 12, 2029
		(Subsequently cancelled – Note 15)
52,083	$35.52	September 30, 2021	September 30, 2031
676,663

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2024 AND 2023